UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James Ash

          4020 South 147th Street, Omaha, Nebraska 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period:   4/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Adaptive Allocation Fund
PORTFOLIO OF INVESTMENTS
April 30, 2012 (Unaudited)
Shares		Value
	COMMON STOCK - 7.1%
	CHEMICALS - 2.1%
2,165	CF Industries Holdings, Inc.	$ 417,975
1,493	Terra Nitrogen Co. LP	400,124
		818,099
	COMPUTERS - 1.8%
1,196	Apple, Inc. *	698,751

	INTERNET - 1.1%
7,588	NetEase, Inc. - ADR *	457,708

	OIL & GAS - 1.1%
5,887	Royal Dutch Shell PLC - ADR	421,156

	RETAIL - 1.0%
18,708	Ascena Retail Group, Inc. *	383,140

	TOTAL COMMON STOCK (Cost - $2,480,807)	2,778,854

	MUTUAL FUNDS - 14.9%
	DEBT FUNDS - 14.9%
123,308	Nuveen High Yield Municipal Bond Fund - Class I	1,993,897
177,730	PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) - Institutional Class	1,923,039
67,396	Vanguard Inflation-Protected Securities Fund - Admiral Shares	1,914,045
	TOTAL MUTUAL FUNDS (Cost - $5,300,855)	5,830,981

	EXCHANGE TRADED FUNDS - 73.8%
	DEBT FUNDS - 4.9%
10,518	iShares iBoxx $ High Yield Corporate Bond Fund	959,242
24,287	SPDR Barclays Capital High Yield Bond ETF	964,922
		1,924,164
	EQUITY FUNDS - 68.9%
24,810	Direxion Daily Large Cap Bull 3x Shares *	2,086,025
112,074	Direxion Daily Small Cap Bull 3x Shares *	6,578,744
32,810	iShares Russell 2000 Index Fund	2,671,718
87,737	ProShares Ultra S&P500	5,037,859
19,932	SPDR S&P 500 ETF Trust	2,785,896
61,388	Vanguard S&P 500 ETF	3,926,376
48,784	Vanguard Small-Cap ETF	3,801,249
		26,887,867

	TOTAL EXCHANGE TRADED FUNDS (Cost - $28,663,855)	28,812,031

Adaptive Allocation Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)
Shares		Value
	SHORT-TERM INVESTMENTS - 4.4%
	MONEY MARKET FUNDS - 4.4%
1,700,870	Goldman Sachs Financial Square Funds - Government Fund, 0.01% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,700,870)	$ 1,700,870

	TOTAL INVESTMENTS - 100.2% (Cost - $38,146,387) (a)	$ 39,122,736
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(74,731)
	NET ASSETS - 100.0%	$ 39,048,005

(a)

Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,398,161
	Unrealized depreciation:	(421,812)
	Net unrealized appreciation:	$ 976,349

*	Non-income producing security.
**	Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2012.

Adaptive Allocation Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in open-end or closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies.  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Board of Trustees of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares.  There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Adaptive Allocation Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2012 (Unaudited)

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,778,854	$ -	$ -	$ 2,778,854
Mutual Funds	5,830,981	-	-	5,830,981
Exchange Traded Funds	28,812,031	-	-	28,812,031
Money Market Funds	1,700,870	-	-	1,700,870
Total	$ 39,122,736	$ -	$ -	$ 39,122,736

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 or Level 2 during the period.  It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Exchange Traded Funds

The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/22/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/22/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/22/12